Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (262,329)	$ (189,361)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	0	57,385
Stock issued for services	0	22,500
Bad debt expense	216,825	230,634
Change in operating assets and liabilities:
Accounts receivable	0	(263,636)
Accounts payable and accrued expenses	9,506	26,345
NET CASH USED IN OPERATING ACTIVITIES	0	(116,133)
CASH FLOWS FROM INVESTING ACTIVITIES
Transfer of cash in sale of subsidiary	0	(117,016)
NET CASH USED IN INVESTING ACTIVITIES	0	(117,016)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of stock, including stock subscription deposits	0	0
Payments on line-of-credit	0	25,000
Advances from shareholder	0	0
Payments to shareholder	0	(14,199)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	0	10,801
NET DECREASE IN CASH	0	(222,348)
CASH, BEGINING OF PERIOD	0	0
CASH, END OF PERIOD	0	0
NON-CASH TRANSACTIONS
Common stock issued for conversion of debt	0	0
Issuance of shares for subscription receivable	2,625	0
Gain on sale of subsidiary	0	135,552
SUPPLEMENTAL DISCLOSURES
Interest paid	0	0
Income taxes paid	$ 0	$ 0